LIABILITY RELATED TO THE DIMEX ACQUISITION (Liability to Dimex Systems [Member])	12 Months Ended
Dec. 31, 2013
Liability to Dimex Systems [Member]
Debt Instrument [Line Items]
LIABILITY RELATED TO THE DIMEX ACQUISITION
NOTE 11:-	LIABILITY RELATED TO THE DIMEX ACQUISITION

In March 2008, BOS-Dimex purchased the assets and activities of Dimex Systems Ltd. As part of this acquisition, the Company and BOS Dimex owes to Dimex Systems Ltd. an amount on account of the purchase price as summarized below:

	Nominal interest rate as of December 31, 2013	December 31,
Loan currency	%	2013	2012

NIS (1)	4.0	$586	$527
NIS (2)	4.0	207	319

		793	846
Less - current maturities	4.0	428	136

		$365	$710

(1)	Will be paid in 24 equal monthly payments commencing January, 2014 (see note 13b).

(2)
The loan originally carried a nominal interest rate of 8% and with principle and required interest payments to be made through December 2013.  On December 31, 2012, the loan agreement was modified to reduce the nominal interest rate to 4% and principle and interest payments were spread out through June 2015. The Company accounted for the loan modification in accordance with ASC 470-60 Troubled Debt Restructurings by Debtors, and as a result, there was no material effect on the December 31, 2012 balance sheet and the results of operations through December 31, 2012.